Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 26,027	$ 41,496
Term deposits	0	1,500
Restricted cash	1,650	1,180
Accounts receivable trade, net	720	0
Inventories	1,995	1,448
Prepaid expenses	1,096	1,118
Due from related parties	829	0
Assets held for sale	28,252	0
Other current assets	1,075	434
Total current assets	61,644	47,176
Fixed assets:
Vessels, net	434,133	426,062
Other fixed assets, net	412	405
Total fixed assets	434,545	426,467
Other non-current assets:
Deposits assets, non-current	1,325	1,325
Deferred charges and other investments, non-current	10,759	8,613
Restricted cash, non-current	4,800	2,950
Operating lease, right-of-use asset	499	650
Other non-current assets	28	30
TOTAL ASSETS	513,600	487,211
Current liabilities:
Current portion of long-term debt and other financial liabilities, net of deferred finance costs and debt discounts of $1,856 and $1,347, respectively	35,051	68,473
Debt related to assets held for sale, net of deferred finance costs of $110 and $NIL, respectively	12,990	0
Current portion of convertible notes, net of deferred finance costs and debt discounts of $332 and $1,046, respectively	10,833	769
Liability from contract with related party	12,688	0
Trade accounts and other payables	7,826	5,762
Accrued liabilities	8,374	5,173
Operating lease liability	108	121
Deferred revenue	2,232	7,735
Other current liabilities	4,548	0
Total current liabilities	94,650	88,033
Non-current liabilities:
Long-term debt and other financial liabilities, net of current portion and deferred finance costs and debt discounts of $1,871 and $2,030, respectively	196,825	146,701
Convertible notes, non-current, net of current portion and deferred finance costs and debt discounts of $NIL and $1,597, respectively	0	6,804
Operating lease liability, non-current	391	529
Deferred revenue, non-current	35	538
Other liabilities, non-current	0	130
Total liabilities	291,901	242,735
Commitments and contingencies
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; 20,000 and NIL shares issued and outstanding as at December 31, 2022 and 2021, respectively	0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at December 31, 2022 and 2021; 18,191,614 and 17,298,613 shares issued and outstanding as at December 31, 2022 and 2021, respectively	2	2
Additional paid-in capital	583,691	597,723
Accumulated deficit	(361,994)	(353,249)
Total stockholders' equity	221,699	244,476
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 513,600	$ 487,211